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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08004

                                   Aston Funds
               (Exact name of registrant as specified in charter)

                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
               (Address of principal executive offices) (Zip code)

                         Kenneth C. Anderson, President
                                   Aston Funds
                      120 North LaSalle Street, 25th Floor
                                Chicago, IL 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-268-1400

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2009 - July 31, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2009 TO JULY 31, 2009

ITEM 1: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Aston/Fortis Global Real Estate Fund

07/01/2009-07/31/2009

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

ITEM 2: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Fortis Government Money Market Fund

07/01/2009-07/31/2009

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

ITEM 3: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Fortis Tax-Exempt Money Market Fund

07/01/2009-07/31/2009

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

ITEM 4: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Fortis Treasury Money Market Fund

07/01/2009-07/31/2009

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

ITEM 5: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Fortis Institutional Prime Money Market Fund

07/01/2009-07/31/2009

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The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

ITEM 6: PROXY VOTING RECORD

Registrant: Aston Funds

Fund Name: Aston/Fortis Investor Money Market Fund

07/01/2009-07/31/2009

The registrant did not hold any portfolio securities with respect to which the registrant was entitled to vote during the period from July 1, 2009 to July 31, 2009.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Aston Funds


By (Signature and Title)* /s/ Kenneth C. Anderson
                          -----------------------------------------
                          Kenneth C. Anderson, President
                          (Principal Executive Officer)

Date September 1, 2009

* Print the name and title of each signing officer under his or her signature.